  As filed with the Securities and Exchange Commission on October 9, 2009



                                                             File Nos. 333-96775

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []


                        Post-Effective Amendment No. 19                      [x]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 203                             [x]

                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                   200 Park Avenue, New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                   First MetLife Investors Insurance Company

                             c/o Richard C. Pearson

                            5 Park Plaza, Suite 1900

                            Irvine, California 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.


[]     on (date) pursuant to paragraph (b) of Rule 485.


[x]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]    on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

    This registration statement incorporates by reference the Prospectus dated May 1, 2009 included in Post-Effective Amendment No.17/Amendment No. 182 to the registration statement on Form N-4 (File Nos. 333-96775/811-08306), filed on April 15, 2009 pursuant to paragraph (b) of Rule 485.


    This registration statement also incorporates by reference the Supplement dated June 29, 2009 to the Prospectus dated May 1, 2009 (as supplemented) filed on June 25, 2009 pursuant to paragraph (e) of Rule 497.


    This registration statement also incorporates by reference the Statement of Additional Information dated May 1, 2009 included in Post-Effective Amendment
 No. 17/Amendment No. 182 to the registration statement on Form N-4(File
Nos. 333-96775/811-08306), filed on April 15, 2009 pursuant to paragraph (b) of Rule 485.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                       SUPPLEMENT DATED OCTOBER 13, 2009
               TO PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED)


This supplement describes changes to the method of calculating the size of your investment for the purpose of calculating the sales charge. The changes will be effective for Class A variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). These changes are effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after November 9, 2009.

In order for the current method of calculating the size of your investment for the purpose of calculating the sales charge to apply to your purchase payment, applications and necessary information must be received by our MetLife Annuity Service Center, in good order, before the close of the New York Stock Exchange on November 6, 2009.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

SALES CHARGE

In the "EXPENSES" section of the prospectus, replace the text in the "Sales Charge" section before the table of sales charges with the following:

   We deduct a sales charge from a purchase payment before it is allocated to an investment portfolio, the Enhanced Dollar Cost Averaging Account and/or the Three Month Market Entry Account. The amount of the sales charge depends on your investment on the day we receive your payment.


   For contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center on and after November 9, 2009, "your investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) the most recent account value in this contract; and (3) any related amount as designated by us in accordance with our current administrative policies and procedures. Under our current policies and procedures, the related amount (if any) is calculated by subtracting (a) the most recent account value in the contract from (b) all prior purchase payments made under the contract (excluding the new purchase payment), reduced by any withdrawals. For purposes of determining "your investment," the related amount will not be less than zero. The related amount, if any, will be determined and identified to us solely by your registered representative's firm. We reserve the right to revise our administrative policies and procedures in the future.


                                                                   SUPP-NYA1009

   Examples
   ------------

   (1) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $125,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($125,000 - $100,000 = $25,000). Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($25,000); $5,000 + $100,000 + $25,000 = $130,000.

   (2) Assume your new purchase payment is $5,000, your most recent account value in this contract is $100,000, and your prior purchase payments made under this contract, reduced by any withdrawals, equal $75,000. The "related amount" is calculated by subtracting your most recent account value in this contract from prior purchase payments made under this contract, reduced by any withdrawals ($75,000 - $100,000 = - $25,000). As noted above, the related amount is never less than zero. Therefore, "your investment" is equal to the total of your new purchase payment ($5,000), your most recent account value ($100,000), and the related amount ($0); $5,000 + $100,000 +
   $0 = $105,000.


   Additional purchase payments sent directly to First MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related amounts are documented at your account representative's firm, related amounts may not be included in the calculation if you send additional purchase payments directly to First MetLife Investors. To avoid this, send additional purchase payments for this contract through your registered representative.

   For contracts issued from February 23, 2009 through November 6, 2009, "your
   --------------------------------------------------------------------
   investment" means the total dollar amount, as of the date we receive your purchase payment, of: (1) your purchase payment; (2) any existing account value in this contract; and (3) the account value of any related accounts. The term "related accounts" means all variable annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm) that are associated with the owner's and joint owner's taxpayer identification number and held in account at your registered representative's firm and for which such firm is the broker-dealer of record for the contract.

   For contracts issued prior to February 23, 2009, your investment is
   -----------------------------------------------
   calculated as described in the previous paragraph, except that "related accounts" means all annuity contracts currently in the accumulation phase, issued by us, and any additional investment accounts that qualify as related accounts in accordance with our current administrative policies (determined in consultation with your registered representative's firm), which are owned by you or your spouse or child under age 21 and which have been identified to us by your registered representative's firm as being related accounts.

   If your contract was issued on or before November 6, 2009, ensure that you are charged the lowest sales charge you are eligible for by asking your account representative whether any of your investment accounts currently qualify as related accounts and providing the representative with all information necessary to make that determination. Additional purchase payments sent directly to First MetLife Investors will be included in the calculation used to determine the sales charge breakpoint; however, since related accounts are documented at your account representative's firm, related accounts may not be included in the calculation. To avoid this, send additional purchase payments for this contract through your registered representative.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Distributor:
MetLife Investors Distribution Company               Telephone: (800) 709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       SUPPLEMENT DATED OCTOBER 13, 2009
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009

This supplement modifies information in the Statement of Additional Information ("SAI") dated May 1, 2009 for the Class A variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your SAI for future reference. If you would like another copy of the SAI, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

I. COMPANY

In the "COMPANY" section of the Statement of Additional Information, delete the last paragraph (regarding membership in the Insurance Marketplace Standards Association).

II. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Replace the fourth paragraph of the "INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM" section with the following:

       The consolidated financial statements and financial statement schedules, included in MetLife, Inc. and subsidiaries' ("MetLife's") Current Report on Form 8-K dated June 12, 2009, incorporated by reference in this Statement of Additional Information and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2008 included in the Annual Report on Form 10-K incorporated by reference herein, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which (1) express an unqualified opinion on the consolidated financial statements and financial statement schedules and include an explanatory paragraph regarding changes in MetLife's method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) express an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

III. ADDITIONAL INFORMATION

Replace the "ADDITIONAL INFORMATION" section of the Statement of Additional Information with the following:

       As noted in the COMPANY section of the Statement of Additional Information, MetLife, Inc. has entered into a net worth maintenance agreement with the Company. As permitted by Securities and Exchange Commission ("SEC") rules, we are incorporating into the Statement of Additional Information the following documents which have been filed with the SEC, which means these documents are legally part of the Statement of Additional Information:

       (i) The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.;

       (ii) the unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended March 31, 2009, filed on May 7, 2009 (File
       No. 001-15787), can be viewed on the SEC website at www.sec.gov.;

       (iii) the unaudited interim condensed consolidated financial statements (including notes thereto) included in MetLife's Quarterly Report on Form 10-Q for the period ended June 30, 2009, filed on August 4, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.; and

       (iv) MetLife's Current Report on Form 8-K filed with the SEC on June 12, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.

                                                                SUPP-NYASAI1109

       You should only consider MetLife, Inc.'s financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above, as bearing on the ability of MetLife, Inc. to meet its obligations under the net worth maintenance agreement.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                         Telephone: (800) 709-2811
Irvine, CA 92614

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a.   Financial Statements
     -----------------------------------------------------------------------------------------



The following financial statements of the Separate Account are included in Part B hereof:



1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements.



The following financial statements of the Company are included in Part B hereof:



1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.





The Following Consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are included in Part B hereof:



1.   Report of Independent Registered Public Accounting Firm.

2.   Consolidated Balance Sheets as of December 31, 2008 and 2007.

3.   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and
     2006.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Consolidated Financial Statements.



b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001)(7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002)(7)


     (iii)    Retail Sales Agreement and Amendments (filed herewith)


     (iv)     Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (17)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract.(2)

     (ii)     Fixed Account Rider.(2)

     (iii)    Enhanced Dollar Cost Averaging Rider.(2)

     (iv)     Three Month Market Entry Rider.(2)

     (v)      Death Benefit Rider-(Annual Step-Up).(2)

     (vi)     Individual Retirement Annuity Endorsement.(2)

     (vii)    Roth Individual Retirement Annuity Endorsement.(2)

     (viii)   401 Plan Endorsement.(2)

     (ix)     Tax Sheltered Annuity Endorsement.(2)


     (x)               Unisex Annuity Rates Rider.(2)

     (xi)              Simple Individual Retirement Annuity Endorsement.(2)

     (xii)             Individual Retirement Annuity Endorsement 6023.1 (9/02)(7)

     (xiii)            Tax Sheltered Annuity Endorsement 6026.1 (9/02)(7)

     (xiv)             Roth Individual Retirement Annuity Endorsement 6024.1 (9/02)(7)

     (xv)              401 (a)/403 (a) Plan Endorsement 6025.1 (9/02)(7)

     (xvi)             Simple Individual Retirement Annuity Endorsement 6276 (9/02)(7)

     (xvii)            Endorsement (Name change effective February 5, 2001. First MetLife Investors Insurance
                       Company; formerly First Cova Life Insurance Company)(4)

     (xviii)           Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (8)

     (xix)             Form of Contract Schedule 4507-3 (11/05) (10)

     (xx)              Designated Beneficiary Non-Qualified Endorsement FMLI-NQ-1 (11/05)-I (10)

     (xxi)             Form of Lifetime Guaranteed Withdrawal Benefit Rider (12)

     (xxii)            Form of Guaranteed Minimum Income Benefit Rider (12)

     (xxiii)           Form of Contract Schedule (enhanced GMIB Plus) (12)

     (xxiv)            Death Benefit Rider - (Principal Protection) 6015 (02/02).(17)

     (xxv)             Form of Contract Schedule 6028 (7/08) (23)

     (xxvi)            Form of Contract Schedule MLIU-ELGWB (4/08) (23)

     (xxvii)           Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (23)

     (xxviii)          Form of Guaranteed Minimum Income Benefit - Living Beneift Rider FMLI-560-4 (7/08) (23)

5.   (i)               Variable Annuity Application.(3)

     (ii)              Variable Annuity Application (Class A) 4509 (5/04) (APPVA-504NY)(6)

     (iii)             Variable Annuity Application (Class A) 4411 (4/05) (APPVA-505ANY) (9)

     (iv)              Form of Variable Annuity Application (Class A) 4411 (5/04) (APPVAANY 506) (15)

     (v)               Form of Variable Annuity Application (23)

6.   (i)               Copy of Articles of Incorporation of the Company.(1)

     (ii)              Copy of Amended and Restated Bylaws of the Company.(3)

7.   (i)               Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan
                       Life Insurance Company.(5)

     (ii)              Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors
                       Insurance Company and Metropolitan Life Insurance Company. (22)

8.   (i)        (a)    Participation Agreement between Franklin Templeton Variable Insurance Products Trust,
                       Franklin Templeton Distributors, Inc. and First Cova Financial Life Insurance Company
                       (September 1, 2000)(3)

                (b.)   Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance
                       Products Trust, Franklin Templeton Distributors, Inc., First MetLife Investors Insurance
                       Company and MetLife Investors Distribution Company (effective 04-30-07) (21)

     (ii)              Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp.,
                       MetLife Investors Distribution Company and First MetLife Investors Insurance Company
                       (February 12, 2001)(3)

     (iii)             Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and
                       First Cova Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to
                       Participation Agreement (3)

     (iv)              Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                       Company and First MetLife Investors Insurance Company (February 1, 2001)(7)


          (v)             Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC,
                          Metropolitan Life Insurance Company and First MetLife Investors Insurance Company
                          (effective July 1, 2004)(11)

          (vi)            Net Worth Agreement (13)

          (vii)           Guarantee Agreement (General American Life Insurance Company) (June 1, 1995)(16)

          (viii)          Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC,
                          MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30,
                              2007)(17)

          (ix)     (a.)   Fund Participation Agreement Among First MetLife Investors Insurance Company, American
                          Funds Insurance Series and Capital Research and Management Company (effective
                          04-29-03)(18)

                   (b.)   First Amendment to the Fund Participation Agreement Among First MetLife Investors Insurance
                          Company, American Funds Insurance Series and Capital Research and Management Company
                          dated November 1, 2005 (effective 01-01-2007)(19)

9.        (i)             Opinion and Consent of Counsel (20)

          (ii)            Opinion of Counsel (General American Life Insurance Company)(16)


10.       (i)             Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                          the Registrant and the Guarantor (filed herewith)

          (ii)            Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                          (filed herewith)


11.                       Not Applicable.

12.                       Not Applicable.


13.       (i)             Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth
                          M. Forget, George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard
                          C. Pearson, Thomas A. Price, Thomas J. Skelly, Paul A. Sylvester, Jeffrey A. Tupper and James
                          J. Reilly (24)

          (ii)            Powers of Attorney (General American Life Insurance Company) for Lisa M. Weber, Michael K. Farrell,
                          William J. Mullaney, Stanley J. Talbi, Michael J. Vietri, William J. Wheeler, James J. Reilly,
                          Eric T. Steigerwalt and Peter M. Carlson (24)

          (iii)           Power of Attorney (General American Life Insurance Company) for Michael K. Farrell (filed herewith)


      (1)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4
                          (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)                 incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96775 and
                          811-08306) as electronically filed on July 19, 2002.

      (3)                 incorporated herein by reference Registrant's Pre-Effective Amendment No. 1 on Form N-4
                          (File Nos. 333-96775 and 811-08306) as electronically filed on October 15, 2002.

      (4)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 on Form N-4
                          (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4
                          (File Nos. 333-96775 and 811-08306) as electronically filed on April 30, 2003.

      (6)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4
                          (File Nos. 333-96775 and 811-08306) as electronically filed on April 29, 2004.

      (7)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 on Form N-4
                          (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4
                          (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (9)                 incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 on Form N-4
                          (File Nos. 333-96775 and 811-08306) as electronically filed on July 14, 2005.

   (10)                   incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4
                          (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.


(11)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4
         (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

(12)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
         (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

(13)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4
         (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

(14)     incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
         Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.

(15)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4
         (File Nos. 333-96775 and 811-08306) as electronically filed on April 21, 2006.

(16)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4
         (File Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

(17)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
         (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

(18)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4
         (File Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

(19)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4
         (File Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.

(20)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4
         (File Nos. 333-96775 and 811-08306) as electronically filed on April 18, 2007.


(21)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4
         (File Nos. 333-96777 and 811-08306) as electronically filed on October 31, 2007.

(22)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4
         (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

(23)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4
         (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.


(24)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4
         (File Nos. 333-96775 and 811-08306) as electronically filed on September 15, 2009.







ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------
Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Norse N. Blazzard                       Director
1600 South Federal Highway
Suite 500, Federal Tower
Pompano Beach, FL 33062

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   --------------------------------------------------

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Elizabeth M. Forget                     Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Richard A. Hemmings                     Director
Fidelity Life Associates
1211 West 22nd Street
Oak Brook, IL 60523

Lisa S. Kuklinski                       Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Thomas A. Price                         Director
66 Davison Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266


Robert E. Sollmann, Jr.                 Senior Vice President
1095 Avenue of the Americas
New York, NY 10036


Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey N. Altman                       Vice President
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty Davis                             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
New York, NY 11101

Patrick D. Studley                      Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------
Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116


Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Steven J. Goulart                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF JUNE 30, 2009

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2009. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    MetLife Investors Insurance Company (MO)

O.    First MetLife Investors Insurance Company (NY)

P.    Walnut Street Securities, Inc. (MO)

Q.    Newbury Insurance Company, Limited (BERMUDA)

R.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

      3.    MetLife Investors Financial Agency, Inc. (TX)

S.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife Seguros de Vida S.A. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


      20.   MetLife NC Limited (Ireland)


      21.   MetLife Europe Services Limited (Ireland)


T.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    MLIC Asset Holdings II LLC (DE)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 Fifth LLC (DE)


U.    MetLife Capital Trust IV (DE)

V.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

            b)    ML/VCC Gilroy, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)

      20.   TLA Holdings II LLC (DE)


W.    MetLife Reinsurance Company of South Carolina (SC)

X.    MetLife Investment Advisors Company, LLC (DE)

Y.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

Z.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


AA.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

BB.   MetLife Capital Trust X (DE)

CC.   Cova Life Management Company (DE)

DD.   MetLife Reinsurance Company of Charleston (SC)

EE.   Federal Flood Certification Corp (TX)

FF.   MetLife Planos Odontologicos Ltda. (Brazil)

GG.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of August 31, 2009, there were 192 qualified contract owners and 84 non-qualified contract owners of Class A contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:

    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL BUSINESS ADDRESS   POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------- -------------------------------------------------------------------------------------------

Michael K. Farrell                    Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                      Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                    Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                     President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962


Elizabeth M. Forget                   Executive Vice President
1095 Avenue of the Americas
New York, NY 10036


Paul A. LaPiana                       Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                    Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614


Peter Gruppuso                        Vice President, Chief Financial Officer
501 Route 22
Bridgewater, NJ 08807


Douglas P. Rodgers                    Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                        Senior Vice President, National Sales Manager, Independent Planners and Insurance Advisors
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker                     Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                         Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                        Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Goulart                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                  Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                         Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $27,400,397         $0             $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 18210 Crane Nest Dr., Tampa, FL 33647


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of New York, and state of New York, on the 9th day of October, 2009.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:   FIRST METLIFE INVESTORS INSURANCE COMPANY

By:   /s/ Richard C. Pearson
      ---------------------------------
      Richard C. Pearson
      Vice President and Associate General Counsel

FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By:   /s/ Richard C. Pearson
      ---------------------------------
      Richard C. Pearson
      Vice President and Associate General Counsel

    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on October 9, 2009.

/s/ Michael K. Farrell*
--------------------------------   Chairman of the Board, President, Chief Executive Officer,
Michael K. Farrell                 and Director

/s/ James J. Reilly*
--------------------------------   Vice President-Finance (principal financial officer and
James J. Reilly                    principal accounting officer)

/s/ Norse N. Blazzard*
--------------------------------   Director
Norse N. Blazzard

/s/ Robert L. Davidow*
--------------------------------   Director
Robert L. Davidow

/s/ Elizabeth M. Forget*
--------------------------------   Director and Executive Vice President
Elizabeth M. Forget

/s/ George Foulke*
--------------------------------   Director
George Foulke

/s/ Richard A. Hemmings*
--------------------------------   Director
Richard A. Hemmings

/s/ Jay S. Kaduson*
--------------------------------   Director and Vice President
Jay S. Kaduson

/s/ Lisa S. Kuklinski*
--------------------------------   Director and Vice President
Lisa S. Kuklinski

/s/ Richard C. Pearson*
--------------------------------   Director, Vice President, Associate General Counsel and  Secretary
Richard C. Pearson

/s/ Thomas A. Price*
--------------------------------   Director
Thomas A. Price

/s/ Thomas J. Skelly*
--------------------------------   Director
Thomas J. Skelly

/s/ Paul A. Sylvester*
--------------------------------   Director
Paul A. Sylvester

/s/ Jeffrey A. Tupper*
--------------------------------   Director and Assistant Vice President
Jeffrey A. Tupper


   *By:   /s/ Michele H. Abate
          ----------------------------------------
          Michele H. Abate, Attorney-In-Fact
          October 9, 2009

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-96775/811-08306) filed as Exhibit 13(i) on September 15, 2009.

                                   SIGNATURES

    As required by the Securities Act of 1933, General American Life Insurance Company has caused this Registration Statement to be signed on its behalf, in the city of St. Louis, and state of Missouri, on the 9th day of October, 2009.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)

By:   /s/ James J. Reilly
      ----------------------------------------
      Vice President
      James J. Reilly

    As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on October 9, 2009.


/s/ Michael K. Farrell*            Chairman of the Board, President,
--------------------------------   Chief Executive Officer and Director
Michael K. Farrell

/s/ William J. Mullaney*           Director
--------------------------------
William J. Mullaney

                                   Director
--------------------------------
James L. Lipscomb

/s/ Peter M. Carlson*              Executive Vice President and Chief Accounting Officer
--------------------------------
Peter M. Carlson

/s/ Stanley J. Talbi*              Director
--------------------------------
Stanley J. Talbi

/s/ Michael J. Vietri*             Director
--------------------------------
Michael J. Vietri

/s/ William J. Wheeler*            Director
--------------------------------
William J. Wheeler

/s/ James J. Reilly*               Vice President (principal financial officer)
--------------------------------
James J. Reilly

/s/ Eric T. Steigerwalt*
--------------------------------   Director
Eric T. Steigerwalt

   *By:   /s/ John E. Connolly, Jr.
          ----------------------------------------
          John E. Connolly, Jr., Attorney-In-Fact
          October 9, 2009

* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File Nos. 333-96775/811-08306) filed as
Exhibit 13(ii) on September 15, 2009, except for the power of attorney for Michael K. Farrell, which is filed herewith.

                               INDEX TO EXHIBITS

 3(iii) Retail Sales Agreement and Amendments by and among MetLife Investors Distribution Company and Edward D. Jones & Co., L.P.

10(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.

13(iii)  Power of Attorney (General American Life Insurance Company)